UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   30 June 2004
                                                 ------------

Check here if Amendment [  ];                 Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL (UK) LIMITED
                           ------------------------------------
                           51 Berkeley Square
                           London, England W1 5BB

Form 13F File Number:  28-10849

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Loudon Greenlees
Title:        Chief Operating Officer
Phone:        44 20 7360-1200

Signature, Place, and Date of Signing:

/s/ Loudon Greenlees            London, England                12 August 2004
--------------------            ---------------                ----------------
[Signature]                     [City, State]                  [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0


Form 13F Information Table Entry Total:                35

Form 13F Information Table Value Total:           $168,128 (x 1,000)



List of Other Included Managers:

                        Thames River Capital (UK) Limited

                            Name of Reporting Manager
                           Form 13F Information Table

------------------------ ----------- ----------- -----------  ------------   ---  ------ ------------ -------- ---------------------
    Name of issuer       Title of       CUSIP      Value        Shares or    SH/   Put/   Investment   Other     Voting authority
                           class                  (x$1000)       prn amt     PRN   Call   discretion  Managers
------------------------ ----------- ----------- -----------  ------------   ---  ------ ------------ -------- ---------------------
                                                                                                                Sole   Shared   None

America Movil, S.A.      SPON ADR    02364W105     1,098          30,200            N/A       Y          N       Y
   de C.V.               L SHS


Anglo American PLC       ADR         03485P102       104           5,000            N/A       Y          N       Y


Anglogold Limited        SPONSORED   035128206       167           5,200            N/A       Y          N       Y
                         ADR


Brasil Telecom           SPONSORED
   Part SA               ADR         105530109       921          30,000            N/A       Y          N       Y


Cemex S.A.               SPONSORED   151290889     1,937          66,548            N/A       Y          N       Y
                         ADR


Check Point Software     COMMON      M22465104       578          21,400            N/A       Y          N       Y



China Mobile HK Ltd      SPONSORED   16941M109       713          47,000            N/A       Y          N       Y
                         ADR


China Petroleum &        SPON ADR    16941R108       776          21,000            N/A       Y          N       Y
   Chem                  H SHS



China Telecom Corp       SPON ADR    169426103       882          25,000            N/A       Y          N       Y
                         H SHS



Chunghwa Telecom         SPONSORED   17133Q205     1,887         107,000            N/A       Y          N       Y
  Co.                    ADR


Cia De Minas             SPONSORED   204448104       376          17,000            N/A       Y          N       Y
  Buenaventura S.A.      ADR


Cia Siderurgica Nacl     SPONSORED   20440W105     2,220         182,600            N/A       Y          N       Y
                         ADR


Cia Vale Do Rio Doce     SPON ADR    204412100     2,858          73,100            N/A       Y          N       Y
                         PFD


Cnooc Ltd                SPONSORED   126132109       432          10,100            N/A       Y          N       Y
                         ADR


Companhia de Bebidas     ADR         20441W203     3,440         171,400            N/A       Y          N       Y


Golden Telecom Inc       COMMON      38122G107    11,723         416,600            N/A       Y          N       Y


Grupo Aeroportuario      ADR         40051E202       934          50,500            N/A       Y          N       Y
   Sur


Grupo Televisa SA        SPONSORED   40049J206     3,757          83,000            N/A       Y          N       Y
                         ADR


Icici Bank Ltd           ADR         45104G104     2,465         203,700            N/A       Y          N       Y


Kookmin Bank             SPONSORED   50049M109     4,960         158,070            N/A       Y          N       Y
                         ADR


Mobile Telesystems       SPONSORED   607409109    52,075         426,848            N/A       Y          N       Y
                         ADR


Petrochina Co Ltd        ADR         71646E100       648          14,000            N/A       Y          N       Y


Petroleo Brasileiro      SPONSORED   71654V408       684          24,356           N/A       Y          N       Y
                         ADR


Petroleo Brasileiro      SPONSORED   71654V101     1,260          50,000           N/A       Y          N       Y
                         ADR



Posco                    SPONSORED   693483109     1,642          49,000            N/A       Y          N       Y
                         ADR


Satyam Computer          ADR         804098101        19           1,000            N/A       Y          N       Y
   Services



Siliconware Precision    SPONSD      827084864     3,239         797,900            N/A       Y          N       Y
                         ADR SPL


SK Telecom Ltd           SPONSORED   78440P108     7,202         343,100            N/A       Y          N       Y
                         ADR


Taiwan Semiconductor     SPONSORED   874039100     1,517         182,538            N/A       Y          N       Y
                         ADR


Tele Norte Leste         SPON ADR    879246106     4,179         328,300            N/A       Y          N       Y
  Part SA                PFD


Telemex                  SPON ADR    879403780     4,821         144,900            N/A       Y          N       Y
                         ORD L


Tenaris SA               ADR         88031M109     1,896          57,900            N/A       Y          N       Y


Teva Pharmaceutical      ADR         881624209     3,443         102,500            N/A       Y          N       Y
  Ltd.


Vimpel Communication     SPONSORED   68370R109    41,936         434,800            N/A       Y          N       Y
                         ADR


Votorantim Celulose      SPONSORED   92906P106     1,339          42,100            N/A       Y          N       Y
                         ADR

